401(k) Savings Plan (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Employer matching contribution, percent of match	50.00%		50.00%
Defined contribution plan, cost	$ 0.5	$ 0.1	$ 0.8	$ 0.3